Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Included in voyage expenses
Charter hire commissions (a)	$ 1,830	$ 2,212	$ 1,821
Included in general and administrative expenses - related party
Executive services fee (d)	605	595	599
Administrative services fee (e)	120	120	120
Management fees-related party
Management fees (a)	$ 6,162	$ 5,999	$ 4,870